Average Annual Total Returns		12 Months Ended	36 Months Ended	60 Months Ended	61 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	8.73%	14.53%	14.82%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.04%		8.67%	8.86%
Advanced Research Risk Parity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.63%		2.00%	2.21%
Advanced Research Ultra Risk Parity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.37%)	(9.70%)
RPAR Risk Parity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.11%)		1.07%	1.19%
Performance Inception Date					Dec. 12, 2019
RPAR Risk Parity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.94%)		0.23%	0.35%
RPAR Risk Parity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.09%		0.58%	0.67%
UPAR Ultra Risk Parity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.78%)	(10.40%)
Performance Inception Date			Jan. 03, 2022
UPAR Ultra Risk Parity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.88%)	(11.52%)
UPAR Ultra Risk Parity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.47%)	(8.06%)

[1]	The blended index is 60% S&P 500 Index (stocks) and 40% Bloomberg U.S. Aggregate Bond Index (bonds).